PREPAID EXPENSES AND OTHER CURRENT ASSETS (Details) (USD $)	Feb. 28, 2013	Feb. 29, 2012
PREPAID EXPENSES AND OTHER CURRENT ASSETS
Prepaid Rent	$ 5,017,135	$ 3,988,593
Prepayments to suppliers	1,998,710	1,717,996
Interest receivable	1,505,973	631,510
Deed tax refund receivable	1,235,622
Staff advances	654,003	559,793
Deposit with third parties	208,960	858,028
ADR receivable	207,000	368,711
Study cards receivable	122,055	312,944
Others	956,859	574,400
Total	$ 11,906,317	$ 9,011,975